Net Income (Loss) Per Share	9 Months Ended
Sep. 30, 2013
Net Income (Loss) Per Share

Note 11. Net Income (Loss) Per Share

Immediately prior to the closing of our IPO, all outstanding shares of Series A preferred stock and Series B preferred stock were converted to shares of Class B common stock. We issued 6,230,000 shares of Class A common stock in the IPO. The selling stockholders sold 3,200,000 shares of Class A common stock in the IPO, all of which were converted from Class B common stock (including 2,000,000 shares of Class B common stock issued upon the conversion of our preferred stock) immediately prior to the sale. As a result, Class A and Class B common stock are the only outstanding classes of capital stock of the Company. The rights of the holders of Class A and Class B common stock are identical, except with respect to voting and conversion. Each holder of Class A common stock is entitled to one vote per share and each share of Class B common stock is entitled to ten votes per share. Shares of Class B common stock may be converted into Class A common stock at any time at the option of the stockholder, and are automatically converted upon sale or transfer to Class A common stock, subject to certain limited exceptions.

Net income per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities for periods in which we have net income. Holders of Series A preferred stock and Series B preferred stock were entitled to receive non-cumulative dividends at the per annum rate of $0.0282 and $0.1374 per share, payable prior and in preference to any dividends on any other shares of our stock. Holders of Series A preferred stock and Series B preferred stock did not have a contractual obligation to share in our losses. We consider our convertible preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to preferred stock and the related number of outstanding shares of preferred stock have been excluded from the computation of basic and diluted net income per common share. The computation of diluted net income per share does not assume conversion or exercise of potentially dilutive securities that would have an anti-dilutive effect on earnings. We utilize the if-converted method to compute diluted net income (loss) per common share when the if-converted method is more dilutive than the two-class method.

Under the two-class method, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period Series A and Series B convertible preferred stock non-cumulative dividends, between common stock and Series A and Series B convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method.

The following table presents the computation of basic and diluted net income (loss) per share attributable to common stockholders:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands, except per share data)
				(unaudited)
Basic net income (loss) attributable to common stockholders:
Net income (loss)	$2,738	$3,379	$1,427	$2,483	$(4,169)
Less: Undistributed earnings allocated to participating securities	1,210	1,210	1,210	908	—
Less: Allocation of net income to participating preferred shares—basic	537	749	74	537	—

Net income (loss) attributable to common stockholders—basic	$991	$1,420	$143	$1,038	$(4,169)
Weighted average shares used to compute basic net income (loss) per share	32,163	33,008	33,744	33,676	47,093

Net income (loss) per share attributable to common stockholders—basic	$0.03	$0.04	$0.00	$0.03	$(0.09)

Diluted net income (loss) attributable to common stockholders:
Net income (loss)	$2,738	$3,379	$1,427	$2,483	$(4,169)
Less: Undistributed earnings allocated to participating securities	1,210	1,210	1,210	908	—
Less: Allocation of net income to participating preferred shares—diluted	482	664	67	481	—

Net income (loss) attributable to common stockholders – diluted	$1,046	$1,505	$150	$1,094	$(4,169)
Weighted average shares used to compute basic net income (loss) per share	32,163	33,008	33,744	33,676	47,093
Effect of potentially dilutive shares:
Stock options	5,626	6,392	5,877	5,890	—
Warrants	44	31	31	31	—

Weighted average shares used to compute diluted net income (loss) per share	37,833	39,431	39,652	39,597	47,093

Net income (loss) per share attributable to common stockholders—diluted	$0.03	$0.04	$0.00	$0.03	$(0.09)

For the nine months ended September 30, 2013, outstanding stock options and convertible preferred shares were antidilutive because of our net loss and, as such, their effect has not been included in the calculation of basic or diluted net loss per share attributable to common stockholders.

The following shares subject to outstanding options and convertible preferred shares were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
Shares subject to outstanding common stock options	161	—	3,642	—	15,468
Convertible preferred shares	17,416	17,416	17,416	17,416	—

Total	17,577	17,416	21,058	17,416	15,468